Taxes (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Taxes (Textual)
Stock owned by residents of company	More than 50%
Federal income tax			$ 5